Trade accounts receivable (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade accounts receivable
	2020		2019

Trade account receivables	Ps.	766,889	260,727

Expected credit loss		(9,083)	(13,640)

	Ps.	757,806	247,087

Schedule of trade accounts receivable past due
Trade receivables – days past due
As of January 3, 2021	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	30%	62%	33%
Estimated total gross carrying amount at default	Ps.	539,693	31,918	17,772	53,743	643,126
Expected credit loss	Ps.	8,163	9,588	10,946	17,563	46,260
Trade receivables – days past due
As of December 31, 2019	Not past due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

Schedule of expected credit loss
	Total
Balance as of January 1, 2019	Ps.	(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as of December 31, 2019		(13,640)
Expected credit loss		(46,260)
Specific credit loss		(11,367)
Amounts written off		62,184
Balance as of January 3, 2021	Ps.	(9,083)